Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law	12 Months Ended
Dec. 31, 2019
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Acquisition of Debt Securities Under Section 35 BIS of Financial Institutions Law
NOTE 52. ACQUISITION OF DEBT SECURITIES UNDER SECTION 35 BIS OF FINANCIAL INSTITUTIONS LAW

Banco Finansur S.A. was suspended to operate by the Argentine Central Bank from November 9, 2017 to February 9, 2018. On January 12, 2018, Banco Galicia reported about its participation in the process under Section 35 bis of Financial Institutions Law. In addition, on March 9, 2018, Banco Galicia reported that the Argentine Central Bank approved the transfer of certain secured liabilities of Banco Finansur S.A. in exchange for debt securities by creating a Private Financial Trust called Fidensur.
Said Trust has not been consolidated since the Group is not exposed to variable yields (its exposure is limited to the residual value of the fiduciary debt value), nor is it entitled to additional benefits at an annual nominal rate of 28% interest over the debt security residual value, nor does it have the capacity to influence on the increase in these yields.
The Group has fully provisioned the debt-representing securities as of December 31, 2019, while as of December 31, 2018, they were in the “Other Debt Securities” item, valuated at amortized cost for a value of Ps.115,025.